Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,207,723.59
Previously Paid Amount	338.00
Total Fee Amount	338.00
Total Offset Amount
Net Fee	$ 0.00